Summary of condensed cash flow (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ (2,660,100)	$ (2,558,438)	$ 4,828,933
Net cash provided by (used in) investing activities	4,788	(300,631)	(13,595,605)
Net cash provided by financing activities		1,000,000	14,809,302
Net increase in cash and cash equivalents	(3,165,795)	(2,835,339)	6,380,765
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(966,510)	(1,779,420)	(3,157,114)
Net cash provided by (used in) investing activities		(645,000)	3,043,030
Net cash provided by financing activities		1,000,000
Net increase in cash and cash equivalents	$ (966,510)	$ (1,424,420)	$ (114,084)